UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03445

The Merger Fund
  (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

June 30, 2016

Semi-Annual Report

THE MERGER FUND

WCM ALTERNATIVES:

EVENT-DRIVEN FUND

DEAL COMPOSITION
The Merger Fund (Unaudited)

Type of Buyer		Deal Terms*
Strategic	94.7%	Cash	31.5%
Financial	5.3%	Cash & Stock	34.0%
		Stock and Stub(1)	15.3%
By Deal Type		Undetermined(2)	7.0%
Friendly	100.0%	Stock with Fixed Exchange Ratio	10.3%
Hostile	0.0%	Stock with Flexible
		Exchange Ratio (Collar)	1.9%

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2016.
[1]	“Stub” includes assets other than cash and stock (e.g., escrow notes).
[2]
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2016.  Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Forward Currency Exchange Contracts and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Event-Driven Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2016.  Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Forward Currency Exchange Contracts and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund and WCM Alternatives: Event-Driven Fund

EXPENSE EXAMPLE
June 30, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period 1/1/16 — 6/30/16.

Actual Expenses

The first line of the table for each share class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, or extraordinary expenses.

Hypothetical Example for Comparison Purposes

The second line of the table for each share class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Merger Fund and WCM Alternatives: Event-Driven Fund

EXPENSE EXAMPLE (continued)
June 30, 2016 (Unaudited)

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/16 —
	1/1/16	6/30/16	Ratio	6/30/16*
The Merger Fund
Investor Class
Actual+(1)	$1,000.00	$1,009.10	1.82%	$9.09
Hypothetical+(2)	$1,000.00	$1,015.81	1.82%	$9.12
Institutional Class
Actual++(3)	$1,000.00	$1,010.50	1.49%	$7.45
Hypothetical++(2)	$1,000.00	$1,017.45	1.49%	$7.47

WCM Alternatives: Event-Driven Fund
Institutional Class
Actual+++(4)	$1,000.00	$1,003.10	2.22%	$11.06
Hypothetical+++(2)	$1,000.00	$1,013.82	2.22%	$11.12

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
+
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in The Merger Fund’s Investor Class would have been $6.89 and $6.92, respectively.

++
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in The Merger Fund’s Institutional Class would have been $5.25 and $5.27, respectively.

+++
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in WCM Alternatives: Event-Driven Fund’s Institutional Class would have been $8.67 and $8.72, respectively.

(1)	Ending account values and expenses paid during the period based on a 0.91% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a hypothetical 5.00% annual return before expenses.
(3)	Ending account values and expenses paid during the period based on a 1.05% return. This actual return is net of expenses.
(4)	Ending account values and expenses paid during the period based on a 0.31% return. This actual return is net of expenses.

The Merger Fund

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

LONG INVESTMENTS — 98.95%

COMMON STOCKS — 64.86%

	ALUMINUM — 1.15%
4,720,900	Alcoa, Inc. (e)	$43,762,743

	ASSET MANAGEMENT & CUSTODY BANKS — 0.11%
411,090	NorthStar Asset Management Group, Inc.	4,197,229

	AUTOMOBILE MANUFACTURERS — 2.27%
3,050,500	General Motors Company (e)	86,329,150

	BROADCASTING — 2.17%
733,537	CBS Corporation Class B (e)	39,933,754
163,941	Liberty Media Group Class A (a)	3,137,831
655,765	Liberty SiriusXM Group Class A (a)	20,564,790
1,102,509	Media General, Inc. (a)	18,952,130
		82,588,505

	CABLE & SATELLITE — 0.64%
6,189,900	Sirius XM Holdings, Inc. (a)(e)	24,450,105

	CASINOS & GAMING — 1.92%
3,238,800	MGM Resorts International (a)(e)	73,294,044

	CONSTRUCTION MATERIALS — 0.17%
46,037,346	West China Cement Ltd. (a)(b)(f)	6,349,488

	CONSUMER FINANCE — 0.04%
34,575	Cash America International, Inc.	1,473,587

	DIVERSIFIED CHEMICALS — 1.63%
1,246,446	The Dow Chemical Company (e)	61,960,831
93	Huntsman Corporation	1,251
		61,962,082

	DRUG RETAIL — 0.48%
2,453,761	Rite Aid Corporation (a)	18,378,670

	ENVIRONMENTAL & FACILITIES SERVICES — 0.00%
383	Waste Connections, Inc. (b)	27,595

	FERTILIZERS & AGRICULTURAL CHEMICALS — 1.24%
612,449	Syngenta AG – ADR	47,029,959

	HEALTH CARE EQUIPMENT — 2.44%
1,192,752	St. Jude Medical, Inc.	93,034,656

	HEALTH CARE SUPPLIES — 0.59%
535,303	Alere, Inc. (a)	22,311,429

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

	HOTELS, RESORTS & CRUISE LINES — 4.48%
2,305,747	Starwood Hotels & Resorts Worldwide, Inc.	$170,509,991

	HOUSEWARES & SPECIALTIES — 3.34%
2,025,678	Jarden Corporation (a)(d)(g)	127,005,149

	HYPERMARKETS & SUPER CENTERS — 0.00%
7,000	UNY Group Holdings Company, Ltd. (b)	58,364

	INDUSTRIAL CONGLOMERATES — 1.32%
1,600,200	General Electric Company (e)	50,374,296

	INTERNET SOFTWARE & SERVICES — 7.93%
754,777	LinkedIn Corporation Class A (a)(e)	142,841,547
79,341	Qihoo 360 Technology Company Ltd. – ADR (a)	5,795,860
4,075,687	Yahoo!, Inc. (a)	153,082,804
		301,720,211

	LIFE SCIENCES TOOLS & SERVICES — 0.15%
86,322	Quintiles Transnational Holdings, Inc. (a)	5,638,553

	MANAGED HEALTH CARE — 0.57%
119,955	Humana, Inc. (e)	21,577,505

	MOVIES & ENTERTAINMENT — 0.00%
220,167	SFX Entertainment, Inc. (a)	4,547

	MULTI-LINE INSURANCE — 3.12%
2,248,787	American International Group, Inc. (e)	118,938,344

	OIL & GAS & CONSUMABLE FUELS — 0.22%
407,086	Western Refining, Inc. (e)	8,398,190

	OIL & GAS REFINING & MARKETING — 0.22%
918,597	Showa Shell Sekiyu K.K. (b)	8,468,545

	OIL & GAS STORAGE & TRANSPORTATION — 1.63%
2,276,354	Columbia Pipeline Group, Inc.	58,024,263
182,257	The Williams Companies, Inc.	3,942,219
		61,966,482

	PHARMACEUTICALS — 1.03%
169,397	Allergan plc (a)(b)(e)	39,145,953
351	Mylan NV (a)(b)(d)(f)	15,170
6,369	Pfizer, Inc. (e)	224,252
		39,385,375

	REGIONAL BANKS — 2.08%
5,911,205	First Niagara Financial Group	57,575,137
1,068,454	FirstMerit Corporation	21,657,562
		79,232,699

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

	REITs — 2.34%
40,742	Apollo Residential Mortgage, Inc.	$545,943
821,585	Equity Commonwealth (a)	23,932,771
1,226,874	Hatteras Financial Corporation	20,120,734
136,680	Parkway Properties, Inc.	2,286,656
2,029,110	Starwood Property Trust, Inc.	42,043,159
		88,929,263

	SECURITY & ALARM SERVICES — 4.22%
3,772,269	Tyco International plc (b)	160,698,659

	SEMICONDUCTORS — 4.46%
2,316,148	KLA-Tenor Corporation	169,657,841
	SOFTWARE — 0.65%
841,183	Qlik Technologies, Inc. (a)	24,882,193

	SPECIAL PURPOSE ACQUISITION COMPANY — 0.10%
395,952	KLR Energy Acquisition Corporation Class A (a)	3,963,480

	SPECIALIZED FINANCE — 0.15%
173,861	Markit Ltd. (a)(b)	5,667,869

	SPECIALTY CHEMICALS — 3.30%
1,163,825	The Valspar Corporation	125,728,015

	TECHNOLOGY DISTRIBUTIONS — 3.33%
3,640,809	Ingram Micro, Inc. Class A	126,627,337

	TECHNOLOGY HARDWARE,
	STORAGE & PERIPHERALS — 5.37%
7,528,334	EMC Corporation	204,544,835
	TOTAL COMMON STOCKS
	(Cost $2,382,048,770)	2,469,166,985

CLOSED-END FUNDS — 1.07%
2,565,402	American Capital Ltd.(a)	40,610,314
	TOTAL CLOSED-END FUNDS (Cost $40,925,920)	40,610,314

CONTINGENT VALUE RIGHTS — 0.01%
1,713,496	Casa Ley, S.A. de C.V. (a)(g)	599,723
77,699	Leap Wireless International, Inc. (a)(g)	248,637
1,713,496	Property Development Centers LLC (a)(g)	85,675
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	934,035

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Principal Amount		Value

CORPORATE BONDS — 3.23% (f)
	Aeropuertos Dominicanos Siglo XXI, S.A.
$3,385,000	9.250%, 11/13/2019 (b)(i)	$3,620,257
	Alere, Inc.
4,496,000	6.500%, 6/15/2020	4,496,000
	Elizabeth Arden, Inc.
24,546,000	7.375%, 3/15/2021	25,098,285
	Energy Future Intermediate Holding Company LLC
10,065,404	11.000%, 10/1/2021 (h)	11,625,542
49,520,901	11.750%, 3/1/2022 (h)(i)	58,187,059
	LIN Television Corporation
19,729,000	5.875%, 11/15/2022	19,926,290
	TOTAL CORPORATE BONDS (Cost $116,865,389)	122,953,433

Contracts (100 shares per contract)

PURCHASED CALL OPTIONS — 0.02%
	SPDR S&P 500 ETF Trust
2,073	Expiration: August 2016, Exercise Price: $213.00	443,622
		443,622

PURCHASED PUT OPTIONS — 0.74%
	Alcoa, Inc.
9,812	Expiration: July 2016, Exercise Price: $6.00	14,718
27,585	Expiration: August 2016, Exercise Price: $7.00	193,095
9,812	Expiration: October 2016, Exercise Price: $6.00	88,308
	Allergan plc
845	Expiration: August 2016, Exercise Price: $205.00	291,525
349	Expiration: August 2016, Exercise Price: $210.00	153,560
490	Expiration: August 2016, Exercise Price: $215.00	271,950
	American International Group, Inc.
703	Expiration: July 2016, Exercise Price: $45.00	2,109
6,466	Expiration: July 2016, Exercise Price: $50.00	168,116
469	Expiration: July 2016, Exercise Price: $52.50	36,816
6,907	Expiration: August 2016, Exercise Price: $50.00	656,165
828	Expiration: September 2016, Exercise Price: $50.00	110,952
	CBS Corporation Class B
12,211	Expiration: September 2016, Exercise Price: $40.00	311,381
	The Dow Chemical Company
9,820	Expiration: September 2016, Exercise Price: $45.00	736,500
	General Electric Company
16,435	Expiration: July 2016, Exercise Price: $27.00	16,435

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value

	General Motors Company
26,770	Expiration: September 2016, Exercise Price: $26.00	$1,806,975
653	Expiration: September 2016, Exercise Price: $27.00	63,341
	Humana, Inc.
1,202	Expiration: November 2016, Exercise Price: $160.00	1,616,690
	MGM Resorts International
1,685	Expiration: September 2016, Exercise Price: $19.00	65,715
30,703	Expiration: September 2016, Exercise Price: $20.00	1,780,774
	SPDR S&P 500 ETF Trust
2,652	Expiration: July 2016, Exercise Price: $212.00	928,200
1,327	Expiration: August 2016, Exercise Price: $209.00	540,089
3,316	Expiration: September 2016, Exercise Price: $180.00	397,920
3,316	Expiration: September 2016, Exercise Price: $200.00	1,240,184
	VMware, Inc. Class A
4,319	Expiration: September 2016, Exercise Price: $95.00	16,671,340
		28,162,858
	TOTAL PURCHASED OPTIONS (Cost $31,040,781)	28,606,480

Principal Amount

ESCROW NOTES — 0.02%
$1,243,406	AMR Corporation (a)(d)(g)	621,703
	TOTAL ESCROW NOTES (Cost $679,555)	621,703

Shares

SHORT-TERM INVESTMENTS — 29.00%
189,000,000	BlackRock Liquidity Funds TempFund Portfolio,
	Institutional Share Class, 0.43% (c)(e)	189,000,000
189,000,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.26% (c)(e)	189,000,000
189,000,000	First American Government Obligations Fund,
	Institutional Share Class, 0.26% (c)(e)	189,000,000
189,000,000	Goldman Sachs Financial Square-Money Market Fund,
	Institutional Share Class, 0.43% (c)	189,000,000
189,000,000	The Liquid Asset Portfolio,
	Institutional Share Class, 0.43% (c)	189,000,000
158,919,972	The Treasury Portfolio,
	Institutional Share Class, 0.27% (c)(e)	158,919,972
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,103,919,972)	1,103,919,972
	TOTAL LONG INVESTMENTS
	(Cost $3,675,480,387) — 98.95%	3,766,812,922

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

SHORT INVESTMENTS — (20.00)% (a)

SHORT COMMON STOCKS — (19.54)%

	AIRLINES — (0.05)%
(65,211)	American Airlines Group, Inc.	$(1,846,123)

	AUTO PARTS & EQUIPMENT — (5.05)%
(4,345,774)	Johnson Controls, Inc.	(192,343,957)

	BANKS — (1.17)%
(4,019,588)	KeyCorp	(44,416,447)

	BROADCASTING — (0.17)%
(137,702)	Nexstar Broadcasting Group, Inc. Class A	(6,551,861)

	CABLE & SATELLITE — (1.09)%
(10,528,506)	Sirius XM Holdings, Inc.	(41,587,599)

	COMMERCIAL SERVICES — (0.00)%
(83)	Global Payments, Inc.	(5,925)

	CONSUMER FINANCE — (0.04)%
(29,044)	First Cash Financial Services, Inc.	(1,490,829)

	DIVERSIFIED CHEMICALS — (0.20)%
(139,020)	The Dow Chemical Company	(6,910,684)
(12,736)	E. I. Du Pont de Nemours and Company	(825,293)
		(7,735,977)

	FOOD RETAIL — (0.00)%
(958)	FamilyMart Company, Ltd. (b)	(57,982)

	HEALTH CARE EQUIPMENT — (1.07)%
(1,035,328)	Abbott Laboratories	(40,698,744)

	HEALTH CARE TECHNOLOGY — (0.15)%
(224,867)	IMS Health Holdings, Inc.	(5,702,627)

	HOTELS, RESORTS & CRUISE LINES — (2.11)%
(1,206,535)	Marriott International, Inc. Class A	(80,186,316)

	INTERNET SOFTWARE & SERVICES — (3.41)%
(1,630,279)	Alibaba Group Holding Ltd. – ADR	(129,656,089)
	MEDIA — (0.01)%
(2,319)	Charter Communications, Inc. Class A	(530,216)

	MOVIES & ENTERTAINMENT — (0.08)%
(136,030)	Live Nation Entertainment, Inc.	(3,196,705)

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

	OIL & GAS & CONSUMABLE FUELS — (0.26)%
(95,843)	Energy Transfer Equity LP	$(1,377,264)
(407,082)	Western Refining, Inc.	(8,398,102)
		(9,775,366)

	OIL & GAS REFINING & MARKETING — (0.26)%
(459,134)	Idemitsu Kosan Company, Ltd. (b)	(9,834,934)

	PHARMACEUTICALS — (0.20)%
(210,146)	Pfizer, Inc.	(7,399,241)

	REGIONAL BANKS — (0.43)%
(1,837,742)	Huntington Bancshares, Inc.	(16,429,413)

	REITs — (0.53)%
(1,213,870)	Annaly Capital Management, Inc.	(13,437,541)
(17,005)	Apollo Commercial Real Estate Finance, Inc.	(273,270)
(280,344)	Colony Capital, Inc. Class A	(4,303,280)
(222,787)	Cousins Properties, Inc.	(2,316,985)
		(20,331,076)

	RESEARCH & CONSULTING SERVICES — (0.15)%
(48,845)	IHS, Inc. Class A	(5,646,970)

	SEMICONDUCTORS — (2.56)%
(1,158,076)	Lam Research Corporation	(97,347,869)

	SOFTWARE — (0.48)%
(320,936)	VMware, Inc. Class A	(18,363,958)

	TECHNOLOGY HARDWARE,
	STORAGE & PERIPHERALS — (0.07)%
(72,619)	Lexmark International, Inc. Class A	(2,741,367)
	TOTAL SHORT COMMON STOCKS
	(Proceeds $712,179,440)	(743,877,591)

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

SHORT CLOSED-END FUNDS — (0.46)%
(1,229,354)	Ares Capital Corporation	$(17,456,827)
	TOTAL SHORT CLOSED-END FUNDS
	(Proceeds $17,703,666)	(17,456,827)
	TOTAL SHORT INVESTMENTS
	(Proceeds $729,883,106) — (20.00)%	(761,334,418)
	TOTAL NET INVESTMENTS
	(Cost $2,945,597,281) — 78.95%	3,005,478,504
	OTHER ASSETS IN EXCESS OF LIABILITIES — 21.05%	801,414,024
	TOTAL NET ASSETS — 100.00%	$3,806,892,528

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2016, these securities represent 1.62% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

LONG INVESTMENTS — 94.88%

COMMON STOCKS — 78.94%

	ALUMINUM — 2.59%
324,900	Alcoa, Inc. (e)	$3,011,823

	ASSET MANAGEMENT & CUSTODY BANKS — 1.35%
52,100	The Blackstone Group LP (e)	1,278,534
29,242	NorthStar Asset Management Group, Inc.	298,561
		1,577,095

	AUTOMOBILE MANUFACTURERS — 1.83%
75,100	General Motors Company (e)	2,125,330

	BIOTECHNOLOGY — 2.75%
33,704	Grifols S.A. – ADR (d)(f)	556,116
43,900	Medivation, Inc. (a)(e)	2,647,170
		3,203,286

	BROADCASTING — 5.54%
47,600	CBS Corporation Class B (e)	2,591,344
21,235	Liberty Media Group Class A (a)	406,438
84,942	Liberty SiriusXM Group Class A (a)	2,663,781
46,048	Media General, Inc. (a)	791,565
		6,453,128

	CASINOS & GAMING — 2.01%
103,200	MGM Resorts International (a)(e)	2,335,416

	CONSTRUCTION MATERIALS — 1.41%
11,869,551	West China Cement Ltd. (a)(b)(f)	1,637,053

	CONSUMER FINANCE — 0.02%
496	Cash America International, Inc.	21,140

	DIVERSIFIED CHEMICALS — 2.56%
50,491	The Dow Chemical Company (e)	2,509,908
35,300	Huntsman Corporation (e)	474,785
		2,984,693

	DRUG RETAIL — 0.54%
84,579	Rite Aid Corporation (a)	633,497

	ENVIRONMENTAL & FACILITIES SERVICES — 0.00%
15	Waste Connections, Inc. (b)	1,081

	FERTILIZERS & AGRICULTURAL CHEMICALS — 1.11%
16,870	Syngenta AG – ADR	1,295,447

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

	HEALTH CARE EQUIPMENT — 2.37%
35,356	St. Jude Medical, Inc.	$2,757,768

	HEALTH CARE SUPPLIES — 0.55%
15,293	Alere, Inc. (a)	637,412

	HOTELS, RESORTS & CRUISE LINES — 7.21%
149,700	Hilton Worldwide Holdings, Inc. (e)	3,372,741
67,888	Starwood Hotels & Resorts Worldwide, Inc. (e)	5,020,318
		8,393,059

	HOUSEWARES & SPECIALTIES — 3.32%
61,683	Jarden Corporation (a)(d)(g)	3,867,376

	INDUSTRIAL CONGLOMERATES — 2.96%
109,600	General Electric Company (e)	3,450,208

	INTERNET SOFTWARE & SERVICES — 5.38%
9,438	LinkedIn Corporation Class A (a)(e)	1,786,141
119,303	Yahoo!, Inc. (a)	4,481,021
		6,267,162

	LIFE & HEALTH INSURANCE — 2.11%
61,700	MetLife, Inc. (e)	2,457,511

	LIFE SCIENCES TOOLS & SERVICES — 0.14%
2,482	Quintiles Transnational Holdings, Inc. (a)	162,124

	MANAGED HEALTH CARE — 1.01%
6,541	Humana, Inc. (e)	1,176,595

	MOVIES & ENTERTAINMENT — 0.47%
47,456	News Corporation Class A	538,625
127,639	SFX Entertainment, Inc. (a)	2,636
		541,261

	MULTI-LINE INSURANCE — 1.04%
22,900	American International Group, Inc. (e)	1,211,181

	OIL & GAS & CONSUMABLE FUELS — 0.40%
22,690	Western Refining, Inc. (e)	468,088

	OIL & GAS REFINING & MARKETING — 0.82%
103,108	Showa Shell Sekiyu K.K. (b)	950,553

	OIL & GAS STORAGE & TRANSPORTATION — 0.97%
38,718	Columbia Pipeline Group, Inc.	986,922
6,442	The Williams Companies, Inc.	139,340
		1,126,262

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

	PACKAGED FOODS & MEATS — 2.44%
59,500	ConAgra Foods, Inc. (e)	$2,844,695

	PHARMACEUTICALS — 1.50%
7,508	Allergan plc (a)(b)(e)	1,735,024
180	Mylan NV (a)(b)(d)(f)	7,779
		1,742,803

	REGIONAL BANKS — 1.47%
175,654	First Niagara Financial Group	1,710,870

	REITs — 1.83%
1,331	Apollo Residential Mortgage, Inc.	17,836
123	Blackstone Mortgage Trust, Inc. Class A	3,404
19,420	CYS Investments, Inc.	162,545
30,472	NorthStar Realty Finance Corporation	348,295
63,081	Starwood Property Trust, Inc.	1,307,038
37,504	Wheeler Real Estate Investment Trust, Inc.	57,756
26,484	Winthrop Realty Trust	232,794
		2,129,668

	SECURITY & ALARM SERVICES — 4.79%
130,791	Tyco International plc (b)(e)	5,571,697

	SEMICONDUCTORS — 4.54%
72,178	KLA-Tenor Corporation (e)	5,287,038

	SOFTWARE — 1.01%
39,748	Qlik Technologies, Inc. (a)	1,175,746

	SPECIALIZED FINANCE — 0.64%
25,870	Hennessy Capital Acquisition Corporation II (a)(f)	253,009
4,320	Markit Ltd. (a)(b)	140,832
35,377	Pacific Special Acquisition Corporation (a)(b)	356,954
		750,795

	TECHNOLOGY HARDWARE,
	STORAGE & PERIPHERALS — 7.55%
222,620	EMC Corporation (e)	6,048,585
150,000	Hewlett Packard Enterprise Company (e)	2,740,500
		8,789,085

	TRUCKING — 2.71%
284,600	Hertz Global Holdings, Inc. (a)(e)	3,150,522
	TOTAL COMMON STOCKS
	(Cost $90,536,955)	91,898,468

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

CLOSED-END FUNDS — 5.30%
84,827	American Capital Ltd. (a)	$1,342,811
38,183	BlackRock Floating Rate Income Strategies Fund, Inc.	502,107
18,964	DoubleLine Income Solutions Fund	347,989
126,262	Eaton Vance Floating-Rate Income Trust	1,695,699
19,786	First Trust Senior Floating Rate Income Fund II	254,250
259,806	Invesco Senior Income Trust	1,085,989
183,011	Voya Prime Rate Trust	937,016
	TOTAL CLOSED-END FUNDS (Cost $6,040,136)	6,165,861

CONTINGENT VALUE RIGHTS — 0.00%
5,338	Casa Ley, S.A. de C.V. (a)(g)	1,868
5,338	Property Development Centers LLC (a)(g)	267
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	2,135

RIGHTS — 0.01%
35,377	Pacific Special Acquisition Corporation (a)(b)	7,429
	TOTAL RIGHTS (Cost $8,171)	7,429

WARRANTS — 0.00%
35,377	Pacific Special Acquisition Corporation (a)(b)	3,538
	TOTAL WARRANTS (Cost $3,112)	3,538

Principal Amount

CORPORATE BONDS — 3.55% (f)
	Elizabeth Arden, Inc.
$709,000	7.375%, 3/15/2021	724,953
	Energy Future Intermediate Holding Company LLC
430,830	11.000%, 10/1/2021 (h)	497,608
1,809,806	11.750%, 3/1/2022 (h)(i)	2,126,522
	Rite Aid Corporation
747,000	6.750%, 6/15/2021	786,349
	TOTAL CORPORATE BONDS (Cost $3,943,978)	4,135,432

Contracts (100 shares per contract)

PURCHASED CALL OPTIONS — 0.01%
	SPDR S&P 500 ETF Trust
60	Expiration: August 2016, Exercise Price: $213.00	12,840
		12,840

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value

PURCHASED PUT OPTIONS — 0.85%
	Alcoa, Inc.
896	Expiration: July 2016, Exercise Price: $6.00	$1,344
857	Expiration: August 2016, Exercise Price: $7.00	5,999
600	Expiration: August 2016, Exercise Price: $8.00	10,800
896	Expiration: October 2016, Exercise Price: $6.00	8,064
	Allergan plc
26	Expiration: August 2016, Exercise Price: $200.00	7,150
25	Expiration: August 2016, Exercise Price: $210.00	11,000
32	Expiration: August 2016, Exercise Price: $215.00	17,760
	American International Group, Inc.
16	Expiration: July 2016, Exercise Price: $45.00	48
206	Expiration: July 2016, Exercise Price: $50.00	5,356
2	Expiration: July 2016, Exercise Price: $52.50	157
276	Expiration: August 2016, Exercise Price: $50.00	26,220
18	Expiration: September 2016, Exercise Price: $50.00	2,412
	Bayer AG
54	Expiration: July 2016, Exercise Price: EUR 78.00 (f)	480
51	Expiration: July 2016, Exercise Price: EUR 80.00 (f)	962
	The Blackstone Group LP
286	Expiration: September 2016, Exercise Price: $20.00	7,436
345	Expiration: September 2016, Exercise Price: $21.00	16,215
	CBS Corporation Class B
314	Expiration: September 2016, Exercise Price: $40.00	8,007
195	Expiration: September 2016, Exercise Price: $45.00	8,287
	ConAgra Foods, Inc.
595	Expiration: July 2016, Exercise Price: $42.00	4,165
	The Dow Chemical Company
399	Expiration: September 2016, Exercise Price: $45.00	29,925
	General Electric Company
523	Expiration: July 2016, Exercise Price: $27.00	523
482	Expiration: July 2016, Exercise Price: $28.00	482
	General Motors Company
13	Expiration: September 2016, Exercise Price: $26.00	877
612	Expiration: September 2016, Exercise Price: $27.00	59,364
	Hertz Global Holdings, Inc.
2,846	Expiration: September 2016, Exercise Price: $7.00	21,345
	Hewlett Packard Enterprise Company
1,500	Expiration: August 2016, Exercise Price: $16.00	33,750
	Hilton Worldwide Holdings, Inc.
104	Expiration: July 2016, Exercise Price: $18.00	260
1,393	Expiration: July 2016, Exercise Price: $19.00	3,483

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value

	Humana, Inc.
33	Expiration: November 2016, Exercise Price: $160.00	$44,385
	Huntsman Corporation
394	Expiration: August 2016, Exercise Price: $11.00	9,850
	Medivation, Inc.
136	Expiration: July 2016, Exercise Price: $45.00	1,904
262	Expiration: July 2016, Exercise Price: $50.00	7,074
41	Expiration: July 2016, Exercise Price: $51.00	1,374
	MetLife, Inc.
256	Expiration: July 2016, Exercise Price: $37.50	7,680
52	Expiration: September 2016, Exercise Price: $35.00	4,004
309	Expiration: September 2016, Exercise Price: $37.50	41,715
	MGM Resorts International
198	Expiration: September 2016, Exercise Price: $19.00	7,722
834	Expiration: September 2016, Exercise Price: $20.00	48,372
	SPDR S&P 500 ETF Trust
77	Expiration: July 2016, Exercise Price: $212.00	26,950
38	Expiration: August 2016, Exercise Price: $209.00	15,466
101	Expiration: September 2016, Exercise Price: $180.00	12,120
101	Expiration: September 2016, Exercise Price: $200.00	37,774
	Vivendi SA
1,235	Expiration: August 2016, Exercise Price: EUR 14.00 (f)	16,450
431	Expiration: August 2016, Exercise Price: EUR 15.00 (f)	10,999
	VMware, Inc. Class A
107	Expiration: September 2016, Exercise Price: $95.00	413,020
		998,730
	TOTAL PURCHASED OPTIONS (Cost $1,296,139)	1,011,570

Principal Amount

ESCROW NOTES — 0.01%
$28,850	AMR Corporation (a)(d)(g)	14,425
	TOTAL ESCROW NOTES (Cost $21,637)	14,425
Shares

SHORT-TERM INVESTMENTS — 6.21%
5,773,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.26% (c)(e)	5,773,000
1,456,316	The Liquid Asset Portfolio,
	Institutional Share Class, 0.43% (c)(e)	1,456,316
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,229,316)	7,229,316
	TOTAL LONG INVESTMENTS
	(Cost $109,079,444) — 94.88%	110,468,174

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

SHORT INVESTMENTS — (23.40)% (a)

SHORT COMMON STOCKS — (22.88)%

	AIRLINES — (0.03)%
(1,443)	American Airlines Group, Inc.	$(40,851)

	AUTO PARTS & EQUIPMENT — (4.61)%
(121,212)	Johnson Controls, Inc.	(5,364,843)

	BANKS — (1.13)%
(119,443)	KeyCorp	(1,319,845)

	BROADCASTING — (0.23)%
(5,751)	Nexstar Broadcasting Group, Inc. Class A	(273,633)

	CABLE & SATELLITE — (2.67)%
(785,876)	Sirius XM Holdings, Inc.	(3,104,210)

	COMMERCIAL SERVICES — (0.00)%
(3)	Global Payments, Inc.	(214)

	CONSUMER FINANCE — (0.02)%
(417)	First Cash Financial Services, Inc.	(21,405)

	DIVERSIFIED CHEMICALS — (0.03)%
(91)	The Dow Chemical Company	(4,524)
(390)	E. I. Du Pont de Nemours and Company	(25,272)
		(29,796)

	HEALTH CARE EQUIPMENT — (1.04)%
(30,702)	Abbott Laboratories	(1,206,896)

	HEALTH CARE PROVIDERS & SERVICES — (0.29)%
(2,724)	Aetna, Inc.	(332,682)

	HEALTH CARE TECHNOLOGY — (0.14)%
(6,467)	IMS Health Holdings, Inc.	(164,003)

	HOTELS, RESORTS & CRUISE LINES — (2.08)%
(36,523)	Marriott International, Inc. Class A	(2,427,319)

	INTERNET SOFTWARE & SERVICES — (3.25)%
(47,644)	Alibaba Group Holding Ltd. – ADR	(3,789,127)

	MEDIA — (1.03)%
(5,240)	Charter Communications, Inc. Class A	(1,198,074)

	MOVIES & ENTERTAINMENT — (0.83)%
(17,597)	Live Nation Entertainment, Inc.	(413,529)
(47,456)	News Corporation Class B	(553,812)
		(967,341)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

	OIL & GAS & CONSUMABLE FUELS — (0.44)%
(3,387)	Energy Transfer Equity LP	$(48,671)
(22,689)	Western Refining, Inc.	(468,074)
		(516,745)

	OIL & GAS REFINING & MARKETING — (0.95)%
(51,530)	Idemitsu Kosan Company, Ltd. (b)	(1,103,804)

	PHARMACEUTICALS — (0.15)%
(4,959)	Pfizer, Inc.	(174,606)

	REITs — (0.59)%
(1,804)	Apollo Commercial Real Estate Finance, Inc.	(28,991)
(42,795)	Colony Capital, Inc. Class A	(656,903)
		(685,894)

	RESEARCH & CONSULTING SERVICES — (0.12)%
(1,213)	IHS, Inc. Class A	(140,235)

	SEMICONDUCTORS — (2.61)%
(36,089)	Lam Research Corporation	(3,033,641)

	SOFTWARE — (0.57)%
(11,562)	VMware, Inc. Class A	(661,578)

	TECHNOLOGY HARDWARE,
	STORAGE & PERIPHERALS — (0.07)%
(2,036)	Lexmark International, Inc. Class A	(76,859)

	TOTAL SHORT COMMON STOCKS
	(Proceeds $25,418,890)	(26,633,601)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF INVESTMENTS (continued)
June 30, 2016 (Unaudited)

Shares		Value

SHORT CLOSED-END FUNDS — (0.52)%
(42,497)	Ares Capital Corporation	$(603,457)
	TOTAL SHORT CLOSED-END FUNDS
	(Proceeds $615,437)	(603,457)
	TOTAL SHORT INVESTMENTS
	(Proceeds $26,034,327) — (23.40)%	(27,237,058)
	TOTAL NET INVESTMENTS
	(Cost $83,045,117) — 71.48%	83,231,116
	OTHER ASSETS IN EXCESS OF LIABILITIES — 28.52%	33,191,156
	TOTAL NET ASSETS — 100.00%	$116,422,272

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2016, these securities represent 1.83% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF OPTIONS WRITTEN
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	Alcoa, Inc.
9,812	Expiration: July 2016, Exercise Price: $8.00	$1,295,184
27,585	Expiration: August 2016, Exercise Price: $8.00	3,889,485
9,812	Expiration: October 2016, Exercise Price: $8.00	1,579,732
	Allergan plc
845	Expiration: August 2016, Exercise Price: $215.00	1,799,850
349	Expiration: August 2016, Exercise Price: $230.00	401,350
490	Expiration: August 2016, Exercise Price: $235.00	428,750
	American International Group, Inc.
9,624	Expiration: August 2016, Exercise Price: $55.00	875,784
1,579	Expiration: September 2016, Exercise Price: $55.00	194,217
	CBS Corporation Class B
12,211	Expiration: September 2016, Exercise Price: $50.00	6,563,412
	The Dow Chemical Company
10,911	Expiration: September 2016, Exercise Price: $50.00	2,313,132
	General Electric Company
16,002	Expiration: July 2016, Exercise Price: $29.00	4,040,505
	General Motors Company
25,954	Expiration: September 2016, Exercise Price: $29.00	2,478,607
1,633	Expiration: September 2016, Exercise Price: $30.00	94,714
833	Expiration: September 2016, Exercise Price: $32.00	14,161
	Humana, Inc.
1,202	Expiration: November 2016, Exercise Price: $190.00	2,037,390
	LinkedIn Corporation Class A
2,734	Expiration: August 2016, Exercise Price: $200.00	13,670
	Marriott International, Inc. Class A
1,180	Expiration: July 2016, Exercise Price: $62.50	467,280
2,958	Expiration: October 2016, Exercise Price: $67.50	783,870
	MGM Resorts International
1,685	Expiration: September 2016, Exercise Price: $21.00	420,408
30,703	Expiration: September 2016, Exercise Price: $23.00	3,991,390
	SPDR S&P 500 ETF Trust
2,073	Expiration: August 2016, Exercise Price: $208.00	1,026,135
		34,709,026

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value

PUT OPTIONS WRITTEN
	Humana, Inc.
1,202	Expiration: November 2016, Exercise Price: $130.00	$655,090
	Pfizer, Inc.
2,038	Expiration: July 2016, Exercise Price: $33.00	10,190
	SPDR S&P 500 ETF Trust
1,326	Expiration: July 2016, Exercise Price: $204.00	106,080
6,632	Expiration: September 2016, Exercise Price: $190.00	1,382,772
		2,154,132
	TOTAL OPTIONS WRITTEN
	(Premiums received $47,047,931)	$36,863,158

ETF – Exchange-Traded Fund
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF OPTIONS WRITTEN
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	Alcoa, Inc.
896	Expiration: July 2016, Exercise Price: $8.00	$118,272
857	Expiration: August 2016, Exercise Price: $8.00	120,837
600	Expiration: August 2016, Exercise Price: $9.00	45,000
896	Expiration: October 2016, Exercise Price: $8.00	144,256
	Allergan plc
26	Expiration: August 2016, Exercise Price: $215.00	55,380
25	Expiration: August 2016, Exercise Price: $230.00	28,750
32	Expiration: August 2016, Exercise Price: $235.00	28,000
	American International Group, Inc.
137	Expiration: August 2016, Exercise Price: $55.00	12,467
56	Expiration: September 2016, Exercise Price: $55.00	6,888
	Bayer AG
54	Expiration: July 2016, Exercise Price: EUR 84.00 (a)	38,952
51	Expiration: July 2016, Exercise Price: EUR 90.00 (a)	12,339
	The Blackstone Group LP
521	Expiration: September 2016, Exercise Price: $23.00	109,931
	CBS Corporation Class B
314	Expiration: September 2016, Exercise Price: $50.00	168,775
195	Expiration: September 2016, Exercise Price: $52.50	69,225
	ConAgra Foods, Inc.
595	Expiration: July 2016, Exercise Price: $45.00	167,195
	The Dow Chemical Company
499	Expiration: September 2016, Exercise Price: $50.00	105,788
	General Electric Company
560	Expiration: July 2016, Exercise Price: $29.00	141,400
536	Expiration: July 2016, Exercise Price: $30.00	82,544
	General Motors Company
787	Expiration: September 2016, Exercise Price: $30.00	45,646
23	Expiration: September 2016, Exercise Price: $32.00	391
	Hertz Global Holdings, Inc.
2,846	Expiration: September 2016, Exercise Price: $9.00	704,385
	Hewlett Packard Enterprise Company
1,500	Expiration: August 2016, Exercise Price: $18.00	160,500
	Hilton Worldwide Holdings, Inc.
104	Expiration: July 2016, Exercise Price: $20.00	26,312
1,393	Expiration: July 2016, Exercise Price: $21.00	219,397
	Humana, Inc.
33	Expiration: November 2016, Exercise Price: $190.00	55,935
	Huntsman Corporation
394	Expiration: August 2016, Exercise Price: $13.00	47,280

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2016 (Unaudited)

Contracts (100 shares per contract)		Value

	Johnson Controls, Inc.
294	Expiration: September 2016, Exercise Price: $40.00	$129,360
	LinkedIn Corporation Class A
27	Expiration: August 2016, Exercise Price: $200.00	135
	Marriott International, Inc. Class A
24	Expiration: July 2016, Exercise Price: $62.50	9,504
87	Expiration: October 2016, Exercise Price: $67.50	23,055
	Medivation, Inc.
439	Expiration: July 2016, Exercise Price: $55.00	254,620
	MetLife, Inc.
52	Expiration: September 2016, Exercise Price: $40.00	9,412
309	Expiration: September 2016, Exercise Price: $42.50	25,029
	MGM Resorts International
198	Expiration: September 2016, Exercise Price: $21.00	49,401
834	Expiration: September 2016, Exercise Price: $23.00	108,420
	SPDR S&P 500 ETF Trust
60	Expiration: August 2016, Exercise Price: $208.00	29,700
	Vivendi SA
1,235	Expiration: August 2016, Exercise Price: EUR 16.00 (a)	180,915
431	Expiration: August 2016, Exercise Price: EUR 17.00 (a)	33,002
		3,568,398
PUT OPTIONS WRITTEN

	The Blackstone Group LP
196	Expiration: September 2016, Exercise Price: $22.00	13,524
	Humana, Inc.
33	Expiration: November 2016, Exercise Price: $130.00	17,985
	Pfizer, Inc.
49	Expiration: July 2016, Exercise Price: $33.00	245
	SPDR S&P 500 ETF Trust
39	Expiration: July 2016, Exercise Price: $204.00	3,120
202	Expiration: September 2016, Exercise Price: $190.00	42,117
		76,991
	TOTAL OPTIONS WRITTEN
	(Premiums received $3,985,872)	$3,645,389

ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
(a)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2016 (Unaudited)

			USD Value at			USD Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2016	be Received		2016	(Depreciation)**
8/23/16	55,599,783	AUD	$41,381,479	40,213,049	USD	$40,213,049	$(1,168,430)
7/21/16	1,729,714	GBP	2,303,090	2,466,440	USD	2,466,440	163,350
9/14/16	4,239,560	GBP	5,648,128	5,725,901	USD	5,725,901	77,773
9/14/16	168,022	USD	168,022	121,994	GBP	162,526	(5,496)
10/4/16	137,833,784	GBP	183,674,297	196,791,153	USD	196,791,153	13,116,856
7/27/16	77,803,115	HKD	10,032,478	10,026,858	USD	10,026,858	(5,620)
8/10/16	346,911,584	SEK	41,077,977	41,533,663	USD	41,533,663	455,686
			$284,285,471			$296,919,590	$12,634,119

AUD – Australian Dollar
GBP – British Pound
HKD – Hong Kong Dollar
SEK – Swedish Krona
USD – U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2016 (Unaudited)

			USD Value at			USD Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2016	be Received		2016	(Depreciation)**
8/23/16	2,853,034	AUD	$ 2,123,439	2,064,410	USD	$2,064,410	$(59,029)
7/26/16	912,600	EUR	1,013,747	1,029,204	USD	1,029,204	15,457
8/16/16	2,789,000	EUR	3,100,490	3,154,530	USD	3,154,530	54,040
7/21/16	43,968	GBP	58,543	62,695	USD	62,695	4,152
9/14/16	194,183	GBP	258,699	262,261	USD	262,261	3,562
9/14/16	7,696	USD	7,696	5,588	GBP	7,445	(251)
10/4/16	4,198,744	GBP	5,595,155	5,997,958	USD	5,997,958	402,803
7/27/16	20,043,811	HKD	2,584,589	2,582,917	USD	2,582,917	(1,672)
8/10/16	12,444,869	SEK	1,473,603	1,495,927	USD	1,495,927	22,324
			$16,215,961			$16,657,347	$441,386

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
SEK – Swedish Krona
USD – U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

The Merger Fund

SCHEDULE OF SWAP CONTRACTS
June 30, 2016 (Unaudited)

				Unrealized
Termination			Notional	Appreciation	Counter-
Date	Security	Shares	Amount	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
8/26/16	Asciano Ltd.	6,076,479	$38,485,239	$1,695,585	JPM
10/5/16	CBS Corporation Class B	487,662	19,248,019	7,260,337	BAML
5/23/17	Charter Communications,
Inc. Class A		2,320	502,426	27,806	JPM
6/24/17	Home Retail Group plc	4,969,793	10,132,748	(17,297)	JPM
2/11/17	Meda AB Class A	2,358,116	41,192,598	1,324,855	BAML
2/16/17	Meda AB Class A	267,372	4,527,314	302,459	JPM
4/11/17	Rexam plc (a)	424,991	3,757,059	(79,789)	BAML
12/7/16	SABMiller plc	3,132,686	188,860,575	(6,706,656)	JPM
2/11/17	Syngenta AG (a)	53,662	21,643,961	(590,920)	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
4/11/17	Ball Corporation (a)	(19,414)	(1,393,168)	11,555	BAML
6/24/17	J Sainbury plc	(1,595,303)	(4,807,942)	(125,514)	JPM
2/11/17	Mylan NV (a)	(126,349)	(5,258,112)	(202,785)	BAML
				$2,899,636

BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

SCHEDULE OF SWAP CONTRACTS
June 30, 2016 (Unaudited)

				Unrealized
Termination			Notional	Appreciation	Counter-
Date	Security	Shares	Amount	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
1/19/17	Allergan plc	2,442	$712,759	$(150,415)	BAML
8/25/16	American International
	Group, Inc.	43,212	2,498,244	(213,875)	JPM
1/12/17	Apollo Residential
	Mortgage, Inc.	2,996	33,949	6,181	JPM
8/25/16	Asciano Ltd.	311,807	1,997,770	64,043	JPM
6/20/17	Bayer AG	10,500	1,167,318	(118,939)	JPM
10/7/16	CBS Corporation Class B	3,390	164,403	19,851	BAML
5/25/17	Charter Communications,
	Inc. Class A	762	128,309	45,734	BAML
5/23/17	Charter Communications,
	Inc. Class A	4,476	867,955	155,071	JPM
4/19/17	Equity Commonwealth	15,859	448,017	12,716	BAML
9/30/16	General Motors Company	11,500	338,709	(13,962)	BAML
6/24/17	Home Retail Group plc	227,630	464,107	(801)	JPM
6/13/17	Huntsman Corporation	4,193	63,859	(7,501)	BAML
6/16/17	Ingram Micro, Inc. Class A	100,394	3,504,714	(14,682)	BAML
6/15/17	LinkedIn Corporation Class A	13,387	2,559,807	(27,388)	BAML
2/11/17	Meda AB Class A	88,294	1,548,026	44,573	BAML
2/16/17	Meda AB Class A	5,927	100,360	6,700	JPM
5/17/17	Qihoo 360 Technology
	Company Ltd. – ADR	7,431	532,484	9,631	BAML
4/11/17	Rexam plc (a)	10,803	95,502	(2,028)	BAML
12/7/16	SABMiller plc	95,426	5,768,531	(219,324)	JPM
2/11/17	Syngenta AG (a)	1,662	670,004	(17,956)	BAML
5/18/17	The Valspar Corporation	39,944	4,280,459	29,748	BAML
6/6/17	Vivendi SA	166,600	3,023,139	100,085	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
4/11/17	Ball Corporation (a)	(493)	(35,378)	293	BAML
2/10/17	Grifols S.A. (a)	(24,047)	(492,535)	(48,096)	JPM
6/24/17	J Sainbury plc	(73,069)	(220,216)	(5,748)	JPM
2/11/17	Mylan NV (a)	(5,115)	(208,390)	(12,694)	BAML
				$(358,783)

ADR – American Depositary Receipt
BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

The Merger Fund and WCM Alternatives: Event-Driven Fund

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
ASSETS:
Investments, at value (Cost $3,675,480,387 and
$109,079,444, respectively)	$3,766,812,922	$110,468,174
Cash	—	21,446
Cash held in foreign currency (Cost $88 and
$2,903, respectively)	89	2,870
Receivable from broker	729,883,106	26,034,327
Deposits at brokers	71,830,002	10,686,668
Receivable for forward
currency exchange contracts	12,634,119	441,386
Receivable for swap contracts	7,723,253	—
Receivable for investments sold	47,201,735	2,309,503
Receivable for fund shares issued	31,298,690	23,442
Dividends and interest receivable	8,420,333	235,585
Prepaid expenses and other receivables	242,348	29,031
Total Assets	4,676,046,597	150,252,432

LIABILITIES:
Securities sold short, at value (proceeds of
$729,883,106 and $26,034,327, respectively)	761,334,418	27,237,058
Written option contracts, at value
(premiums received $47,047,931 and
$3,985,872, respectively)	36,863,158	3,645,389
Payable for swap contracts	4,823,617	358,783
Payable for investments purchased	47,878,901	2,280,332
Payable for fund shares redeemed	9,204,392	5,016
Payable to the investment adviser	2,814,294	111,397
Dividends and interest payable	2,840,660	78,165
Distribution fees payable	1,042,659	—
Accrued expenses and other liabilities	2,351,970	114,020
Total Liabilities	869,154,069	33,830,160
NET ASSETS	$3,806,892,528	$116,422,272

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund

STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2016 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
NET ASSETS CONSISTS OF:
Accumulated undistributed
net investment loss	$(9,214,427)	$(1,103,746)
Accumulated net realized loss on
investments, securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts and
foreign currency translation	(257,778,484)	(5,315,665)
Net unrealized appreciation (depreciation) on:
Investments	91,332,535	1,388,730
Securities sold short	(31,451,312)	(1,202,731)
Written option contracts	10,184,773	340,483
Forward currency exchange contracts	12,634,119	441,386
Swap contracts	2,899,636	(358,783)
Foreign currency translation	1	(33)
Net unrealized appreciation	85,599,752	609,052
Paid-in capital	3,988,285,687	122,232,631
Total Net Assets	$3,806,892,528	$116,422,272
Investor Class
Net assets	$2,518,805,555
Shares outstanding	163,055,008
Net asset value and offering price per share*	$15.45

Institutional Class
Net assets	$1,288,086,973	$116,422,272
Shares outstanding	83,573,363	12,064,737
Net asset value and offering price per share*	$15.41	$9.65

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
INVESTMENT INCOME:
Interest	$5,098,128	$101,566
Dividend income on long positions (net of
foreign withholding taxes of $228,244
and $8,325, respectively)	26,510,687	808,358
Total investment income	31,608,815	909,924
EXPENSES:
Investment advisory fees	21,098,916	656,095
Distribution fees (Investor Class)	3,697,993	—
Sub transfer agent fees (Investor Class)	1,983,827	—
Sub transfer agent fees (Institutional Class)	329,926	51,204
Administration fees	684,319	35,025
Professional fees	404,572	71,229
Reports to shareholders	391,024	19,213
Transfer agent and shareholder
servicing agent fees	241,699	12,884
Fund Accounting expenses	192,830	19,708
Custody fees	174,726	22,874
Trustees’ fees and expenses	111,965	7,732
Miscellaneous expenses	97,679	5,796
Compliance fees	96,461	2,308
Federal and state registration fees	66,105	19,234
Dividends on securities sold short	6,905,323	185,210
Borrowing expenses on securities sold short	2,280,063	65,813
Total expenses before
expense waiver by Adviser	38,757,428	1,174,325
Less: Expense reimbursed by Adviser	(2,479,346)	(10,017)
Net expenses	36,278,082	1,164,308
NET INVESTMENT LOSS	(4,669,267)	(254,384)

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund

STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended June 30, 2016 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Realized gain (loss) on:
Investments	$(184,765,611)	$(5,597,716)
Securities sold short	10,066	(262,647)
Written option contracts expired or closed	88,904,217	2,303,164
Forward currency exchange contracts	5,271,417	177,850
Swap contracts	10,847,635	982,865
Foreign currency translation	(155,306)	(555)
Net realized loss	(79,887,582)	(2,397,039)
Change in unrealized
appreciation (depreciation) on:
Investments	150,539,141	4,922,567
Securities sold short	(13,790,424)	(717,130)
Written option contracts	(14,717,008)	(353,552)
Forward currency exchange contracts	9,407,935	317,091
Swap contracts	(9,378,804)	(1,102,808)
Foreign currency translation	3	(8)
Net unrealized appreciation	122,060,843	3,066,160
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	42,173,261	669,121
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$37,503,994	$414,737

The accompanying notes are an integral part of these financial statements.

The Merger Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	(Unaudited)

Net investment loss	$(4,669,267)	$(23,529,062)
Net realized gain (loss) on investments,
securities sold short, written option contracts
expired or closed, forward currency
exchange contracts, swap contracts and
foreign currency translation	(79,887,582)	21,986,369
Change in unrealized appreciation (depreciation)
on investments, securities sold short,
written option contracts, forward currency
exchange contracts, swap contracts and
foreign currency translation	122,060,843	(39,647,988)
Net increase (decrease) in net assets
resulting from operations	37,503,994	(41,190,681)

Investor Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(28,234,075)
Net realized gains	—	(15,570,634)
Total dividends and distributions —
Investor Class	—	(43,804,709)
Institutional Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(14,536,377)
Net realized gains	—	(5,504,041)
Total dividends and distributions —
Institutional Class	—	(20,040,418)
Net decrease in net assets from
capital share transactions (Note 4)	(986,617,670)	(540,529,909)
Net decrease in net assets	(949,113,676)	(645,565,717)

NET ASSETS:
Beginning of period	4,756,006,204	5,401,571,921
End of period (including accumulated
undistributed net investment loss of
$(9,214,427) and $(4,545,160), respectively)	$3,806,892,528	$4,756,006,204

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	(Unaudited)
Net investment income (loss)	$(254,384)	$34,072
Net realized loss on investments, securities
sold short, written option contracts expired
or closed, forward currency exchange
contracts, swap contracts and foreign
currency translation	(2,397,039)	(1,163,504)
Change in unrealized appreciation (depreciation)
on investments, securities sold short, written
option contracts, forward currency exchange
contracts swap contracts and foreign
currency translation	3,066,160	(2,046,347)
Net increase (decrease) in net assets
resulting from operations	414,737	(3,175,779)
Institutional Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(859,690)
Net realized gains	—	(2,073,810)
Total dividends and distributions —
Institutional Class	—	(2,933,500)
Net increase in net assets from
capital share transactions (Note 4)	19,518,296	90,513,163
Net increase in net assets	19,933,033	84,403,884

NET ASSETS:
Beginning of period	96,489,239	12,085,355
End of period (including accumulated
undistributed net investment loss of
$(1,103,746) and $(849,362), respectively)	$116,422,272	$96,489,239

The accompanying notes are an integral part of these financial statements.

The Merger Fund

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class

	Six Months				For the Period from
	Ended		Year Ended		August 1, 2013^
	June 30,		December 31,		through
	2016		2015	2014	December 31, 2013
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$15.25		$15.58	$15.97	$16.06

Income from
investment operations:
Net investment
income (loss)(1)(2)	0.00		(0.03)	0.37	0.03
Net realized and unrealized
gain (loss) on investments	0.16		(0.05)	(0.10)	0.31
Total from investment operations	0.16		(0.08)	0.27	0.34

Less distributions:
From net investment income	—		(0.18)	(0.45)	(0.35)
From net realized gains	—		(0.07)	(0.21)	(0.08)
Total dividends
and distributions	—		(0.25)	(0.66)	(0.43)
Net asset value, end of period	$15.41		$15.25	$15.58	$15.97
Total return	1.05	%(3)	(0.52)%	1.63%	2.20	%(3)

The accompanying notes are an integral part of these financial statements.

The Merger Fund

FINANCIAL HIGHLIGHTS (continued)

Institutional Class
	Six Months				For the Period from
	Ended		Year Ended		August 1, 2013^
	June 30,		December 31,		through
	2016		2015	2014	December 31, 2013
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$1,288,087		$1,247,332	$1,332,078	$172,247
Ratio of gross expenses
to average net assets:
Before expense waiver	1.61	%(4)	1.54%	1.44%	1.32	%(4)
After expense waiver	1.49	%(4)	1.41%	1.28%	1.19	%(4)
Ratio of dividends on short
positions and borrowing expense
on securities sold short to
average net assets	0.44	%(4)	0.40%	0.29%	0.19	%(4)
Ratio of expense to average net
assets excluding dividends on
short positions and borrowing
expense on securities sold short	1.05	%(4)	1.01%	0.99%	1.00	%(4)
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	(0.11	)%(4)	(0.34)%	2.14%	0.29	%(4)
After expense waiver	0.01	%(4)	(0.21)%	2.30%	0.42	%(4)
Portfolio turnover rate(5)	78	%(3)	157%	137%	194	%(3)

(1)
Net investment income before dividends and borrowing expense on securities sold short for the six months ended June 30, 2016 and years ended December 31, 2015, 2014 and the period ended December 31, 2013 was $0.03, $0.03, $0.42 and $0.04, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Merger Fund

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Investor Class

Per Share Data:
Net asset value, beginning of period
Income from investment operations:
Net investment income (loss)(1)(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Redemption fees

Less distributions:
From net investment income
From net realized gains
Total dividends and distributions
Net asset value, end of period
Total return

Supplemental data and ratios:
Net assets, end of period (in millions)
Ratio of gross expenses to average net assets:
Before expense waiver
After expense waiver
Ratio of dividends on short positions and borrowing expense on securities sold short to average net assets
Ratio of expense to average net assets excluding dividends on short positions and borrowing expense on securities sold short
Ratio of net investment income (loss) to average net assets:
Before expense waiver
After expense waiver
Portfolio turnover rate(6)

The accompanying notes are an integral part of these financial statements.

The Merger Fund

FINANCIAL HIGHLIGHTS (continued)

Investor Class

Six Months						Three Months
Ended		Year Ended				Ended		Year Ended
June 30,		December 31,				December 31,		September 30,
2016		2015	2014	2013	2012	2011*		2011
(Unaudited)

$15.31		$15.63	$16.01	$15.83	$15.59	$15.59		$15.93

(0.02)		(0.08)	0.33	0.04	(0.05)	(0.02)		(0.18)
0.16		(0.05)	(0.10)	0.53	0.61	0.47		0.13
0.14		(0.13)	0.23	0.57	0.56	0.45		(0.05)
—		—	—	—	0.00 (3)	0.00	(3)	0.00 (3)

—		(0.12)	(0.40)	(0.31)	(0.26)	(0.08)		—
—		(0.07)	(0.21)	(0.08)	(0.06)	(0.37)		(0.29)
—		(0.19)	(0.61)	(0.39)	(0.32)	(0.45)		(0.29)
$15.45		$15.31	$15.63	$16.01	$15.83	$15.59		$15.59
0.91	%(4)	(0.82)%	1.43%	3.61%	3.61%	2.90	%(4)	(0.34)%

$2,519		$3,509	$4,069	$4,843	$4,416	$5,027		$4,914

1.94	%(5)	1.87%	1.68%	1.61%	1.82%	1.77	%(5)	2.08%
1.82	%(5)	1.74%	1.52%	1.48%	1.69%	1.64	%(5)	1.96%

0.44	%(5)	0.40%	0.29%	0.22%	0.42%	0.31	%(5)	0.62%

1.38	%(5)	1.34%	1.23%	1.26%	1.27%	1.33	%(5)	1.34%

(0.44	)%(5)	(0.66)%	1.90%	0.09%	(0.47)%	(0.72	)%(5)	(1.25)%
(0.32	)%(5)	(0.53)%	2.06%	0.22%	(0.34)%	(0.59	)%(5)	(1.13)%
78	%(4)	157%	137%	194%	240%	48	%(4)	293%

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund

FINANCIAL HIGHLIGHTS (continued)

Investor Class
(1)
Net investment income before dividends and borrowing expense on securities sold short for the six months ended June 30, 2016, years ended December 31, 2015, 2014, 2013, 2012, the three months ended December 31, 2011 and the year ended September 30, 2011 was $0.01, $(0.02), $0.38, $0.07, $0.01, $(0.01), and $(0.08), respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Amount less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

*	Stub period from October 1, 2011 through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

WCM Alternatives: Event-Driven Fund

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class
				For the Period from
	Six Months		Year Ended	January 2, 2014^
	Ended		December 31,	through
	June 30, 2016		2015	December 31, 2014
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$9.62		$10.14	$10.00
Income from investment operations:
Net investment
income (loss)(1)(2)	(0.02)		0.01	0.05
Net realized and unrealized
gain (loss) on investments	0.05		(0.22)	0.34
Total from
investment operations	0.03		(0.21)	0.39
Less distributions:
From net investment income	—		(0.09)	—
From net realized gains	—		(0.22)	(0.25)
Total dividends
and distributions	—		(0.31)	(0.25)
Net asset value, end of period	$9.65		$9.62	$10.14
Total return	0.31	%(3)	(2.08)%	3.87	%(3)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund

FINANCIAL HIGHLIGHTS (continued)

Institutional Class

				For the Period from
	Six Months		Year Ended	January 2, 2014^
	Ended		December 31,	through
	June 30, 2016		2015	December 31, 2014
	(Unaudited)
Supplemental data and ratios:
Net assets, end of period (000’s)	$116,422		$96,489	$12,085
Ratio of gross expenses
to average net assets:
Before expense waiver	2.24	%(4)	2.23%	7.95	%(4)
After expense waiver	2.22	%(4)	2.09%	2.39	%(4)
Ratio of dividends on short
positions and borrowing
expense on securities
sold short to average
net assets	0.48	%(4)	0.35%	0.65	%(4)
Ratio of expenses to
average net assets excluding
dividends on short positions
and borrowing expense on
securities sold short	1.74	%(4)	1.74%	1.74	%(4)
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	(0.50	)%(4)	(0.09)%	(5.04	)%(4)
After expense waiver	(0.48	)%(4)	0.05%	0.52	%(4)
Portfolio turnover rate(5)	88	%(3)	199%	212	%(3)

(1)
Net investment income before dividends and borrowing expense on securities sold short for the six months ended June 30, 2016, the year ended December 31, 2015 and the period ended December 31, 2014 were $0.00, $0.04 and $0.12, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (“TMF”) is a no-load, open-end, diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TMF was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, TMF’s fundamental investment policies were amended to permit TMF to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became TMF’s investment adviser, and TMF began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became TMF’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, TMF’s current portfolio managers, have served as co-portfolio managers of TMF since January 2007. The Investor Class inception date was January 31, 1989, and the Institutional Class inception date was August 1, 2013. The investment objective of TMF is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. At June 30, 2016, 71.5% of the shares outstanding of TMF’s Investor Class were owned by 2 omnibus accounts.  At June 30, 2016, 88.0% of the shares outstanding of TMF’s Institutional Class were owned by 4 omnibus accounts.

Westchester Capital Funds (“WCF”) is an open-end series management investment company organized under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act. WCM Alternatives: Event-Driven Fund (“EDF”), a series of WCF, is a no-load, open-end, non-diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class inception date was January 2, 2014. Investor Class shares have not yet commenced operations. The investment objective of EDF is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return. At June 30, 2016, 94.3% of the shares outstanding of EDF were owned by 3 omnibus accounts.

Each class of shares of TMF and EDF (each a “Fund” and together, the “Funds”) has different eligibility and minimum investment requirements. The underlying assets attributable to a class of a Fund are charged with

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 1 — ORGANIZATION (continued)

the expenses attributable to that class of the Fund and with a share of the general expenses of the Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Boards of Trustees of the Funds (the “Board of Trustees” or “Trustees”) in such manner as the Trustees determine. Shares of classes may have different voting rights, such as (i) when required by the 1940 Act, or (ii) when the Trustees determine that such a matter affects only the interests of a particular class. Shares have no preemptive or subscription rights. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments of a Fund are allocated to each class of a Fund based on its relative net assets.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.	Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price.  Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices.  When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value.  For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes.  Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board.  When fair-value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities.  In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At June 30, 2016, securities fair valued in good faith based on the absolute value of long investments,

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and unrealized appreciation (depreciation) of swap contracts represented 3.38% of net assets for TMF and 3.89% of net assets for EDF.

The Funds have performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2016. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total

The Merger Fund

Assets
Common Stocks*	$2,335,797,178	$6,364,658	$127,005,149	$2,469,166,985
Closed-End Funds	40,610,314	—	—	40,610,314
Contingent Value Rights	—	—	934,035	934,035
Corporate Bonds	—	122,953,433	—	122,953,433
Purchased Option Contracts	28,606,480	—	—	28,606,480
Escrow Notes	—	—	621,703	621,703
Short-Term Investments	1,103,919,972	—	—	1,103,919,972
Forward Currency
Exchange Contracts**	—	12,634,119	—	12,634,119
Swap Contracts**	—	7,723,253	—	7,723,253
Total	$3,508,933,944	$149,675,463	$128,560,887	$3,787,170,294
Liabilities
Short Common Stocks*	$743,877,591	$—	$—	$743,877,591
Short Closed-End Funds	17,456,827	—	—	17,456,827
Written Option Contracts	36,863,158	—	—	36,863,158
Swap Contracts**	—	4,823,617	—	4,823,617
Total	$798,197,576	$4,823,617	$—	$803,021,193

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments at Fair Value	Level 1	Level 2	Level 3	Total

WCM Alternatives: Event-Driven Fund

Assets
Common Stocks*	$85,577,135	$2,453,957	$3,867,376	$91,898,468
Closed-End Funds	6,165,861	—	—	6,165,861
Contingent Value Rights	—	—	2,135	2,135
Rights	7,429	—	—	7,429
Warrants	3,538	—	—	3,538
Corporate Bonds	—	4,135,432	—	4,135,432
Purchased Option Contracts	982,679	28,891	—	1,011,570
Escrow Notes	—	—	14,425	14,425
Short-Term Investments	7,229,316	—	—	7,229,316
Forward Currency
Exchange Contracts**	—	441,386	—	441,386
Total	$99,965,958	$7,059,666	$3,883,936	$110,909,560
Liabilities
Short Common Stocks*	$26,633,601	$—	$—	$26,633,601
Short Closed-End Funds	603,457	—	—	603,457
Written Option Contracts	3,380,181	265,208	—	3,645,389
Swap Contracts**	—	358,783	—	358,783
Total	$30,617,239	$623,991	$—	$31,241,230

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At June 30, 2016, the value of these securities held by TMF and EDF were $128,560,887 and $3,883,936, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific event.

For the six months ended June 30, 2016, TMF and EDF transferred $127,005,149 and $3,867,376, respectively, from Level 1 investments to Level 3 investments due to a change in the valuation technique. There were no transfers into or out of Level 2 investments during the reporting period. Transfers are recorded at the end of the reporting period.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund
	Common	Contingent	Escrow	Total
Description	Stocks	Value Rights	Notes	Investment
Balance as of December 31, 2015	$—	$1,144,234	$1,616,428	$2,760,662
Purchases on Investments	—	—	—	—
(Sales) of Investments	—	—	—	—
Transfers Into Level 3	127,005,149	—	—	127,005,149
(Transfer Out) of Level 3	—	—	—	—
Change in Unrealized Depreciation	—	(210,199)	(994,725)	(1,204,924)
Balance as of June 30, 2016	$127,005,149	$934,035	$621,703	$128,560,887

WCM Alternatives: Event-Driven Fund
	Common	Contingent	Escrow	Total
Description	Stocks	Value Rights	Notes	Investment
Balance as of December 31, 2015	$—	$2,669	$—	$2,669
Purchases on Investments	—	—	21,637	21,637
(Sales) of Investments	—	—	—	—
Transfers Into Level 3	3,867,376	—	—	3,867,376
(Transfer Out) of Level 3	—	—	—	—
Change in Unrealized Depreciation	—	(534)	(7,212)	(7,746)
Balance as of June 30, 2016	$3,867,376	$2,135	$14,425	$3,883,936

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by TMF and EDF at June 30, 2016 totals $(1,204,924) and $(7,746), respectively.

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2016 for both TMF and EDF are as follows:

The Merger Fund
	Fair Value at	Valuation	Unobservable
Description	June 30, 2016	Technique	Input	Range
Common Stock	$127,005,149	Model	Likelihood of Receipt Value	59.21 – 65.13
Contingent Value Rights	$599,723	Broker Quote	No Active Market	0.30 – 0.50
Contingent Value Rights	$248,637	Broker Quote	No Active Market	3.10 – 3.30
Contingent Value Rights	$85,675	Broker Quote	No Active Market	0.00 – 0.05
Escrow Notes	$621,703	Broker Quote	No Active Market	0.45 – 0.55

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

WCM Alternatives: Event-Driven Fund

	Fair Value at	Valuation	Unobservable
Description	June 30, 2016	Technique	Input	Range
Common Stock	$3,867,376	Model	Likelihood of Receipt Value	59.21 – 65.13
Contingent Value Rights	$1,868	Broker Quote	No Active Market	0.30 – 0.50
Contingent Value Rights	$267	Broker Quote	No Active Market	0.00 – 0.05
Escrow Notes	$14,425	Broker Quote	No Active Market	0.45 – 0.55

B.	Securities Sold Short

The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statements of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.
The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds segregate liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.	Transactions with Brokers

The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral for securities sold short. The receivable from brokers on the Statements of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Funds may maintain cash deposits at brokers beyond the receivables for short sales.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Funds’ equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as deposits at brokers on the Statements of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities.

D.	Federal Income Taxes

No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Funds intend to make all required distributions to avoid federal excise tax.

The Funds have reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2016, TMF’s open Federal and New York tax years include the tax years ended December 31, 2012 through December 31, 2015, and EDF’s open Federal and New York tax years include the tax years ended December 31, 2014 through December 31, 2015. The Funds have no tax examination in progress.

E.	Written Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.  When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised.  These contracts may involve market risk in

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security.  When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F.	Purchased Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the Statements of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.	Forward Currency Exchange Contracts

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. During the six months ended June 30, 2016, the Funds used forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

H.	Equity Swap Contracts

The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the six months ended June 30, 2016, the Funds entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points). Refer to Note 2 A. for a pricing description.

The Funds may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Funds to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Funds are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Funds to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swap contracts are typically valued based on market quotations or pricing service evaluations for the underlying reference asset. The Valuation Group monitors the credit quality of the Funds’ counterparties and may adjust the valuation of a swap in the Valuation Group’s discretion due to, among other things, changes in a counterparty’s credit quality.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.	Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of each Fund’s fiscal year.

J.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency held as cash by the Funds’ custodian is reported separately on the Statements of Assets and Liabilities and on the Statements of Operations.

L.	Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds have not historically incurred material expenses in respect of those provisions.

N.	Security Transactions, Investment Income and Expenses

Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. At June 30, 2016, expenses include $2,280,063 and $65,813 of borrowing expenses on securities sold short for TMF and EDF, respectively.

O.	Counterparty Risk

The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Funds includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options sold on an exchange expose the Funds to counterparty risk; however, they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.	The Right to Offset

Financial assets and liabilities, as well as cash collateral received by the Funds’ counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statements of Assets and Liabilities when the Funds believe there exists a legally enforceable right to offset the recognized amounts.

Q.	Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended June 30, 2016, each Fund’s monthly average quantity and notional value are described below:

The Merger Fund
	Monthly Average	Monthly Average
	Quantity	Premiums/Notional Value*
Purchased Option Contracts	250,714	$45,985,644
Written Option Contracts	301,960	$68,163,497
Forward Currency Exchange Contracts	8	$221,699,363
Long Total Return Swap Contracts	13,726,728	$286,893,691
Short Total Return Swap Contracts	1,053,245	$28,791,983

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

WCM Alternatives: Event-Driven Fund
	Monthly Average	Monthly Average
	Quantity	Premiums/Notional Value*
Purchased Option Contracts	11,362	$1,361,079
Written Option Contracts	12,923	$2,709,425
Forward Currency Exchange Contracts	9	$9,511,191
Long Total Return Swap Contracts	673,606	$22,549,368
Short Total Return Swap Contracts	54,053	$1,527,375

*	Purchased and written options present monthly average premiums and forward currency exchange contracts and total return swaps present monthly average notional value.

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2016:

	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Purchased Option Contracts	Investments	$28,606,480
Swap Contracts	Receivables	7,723,253
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	12,634,119
Total		$48,963,852
	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
WCM Alternatives: Event-Driven Fund
Equity Contracts:
Purchased Option Contracts	Investments	$1,011,570
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	441,386
Total		$1,452,956
	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$36,863,158
Swap Contracts	Payables	4,823,617
Total		$41,686,775

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$3,645,389
Swap Contracts	Payables	358,783
Total		$4,004,172

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$(28,454,544)	$88,904,217	$—	$10,847,635	$71,297,308
Foreign Exchange
Contracts	—	—	5,271,417	—	5,271,417
Total	$(28,454,544)	$88,904,217	$5,271,417	$10,847,635	$76,568,725

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$(883,670)	$2,303,164	$—	$982,865	$2,402,359
Foreign Exchange
Contracts	—	—	177,850	—	177,850
Total	$(883,670)	$2,303,164	$177,850	$982,865	$2,580,209

*	The amounts disclosed are included in the realized gain (loss) on investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$10,595,806	$(14,717,008)	$—	$(9,378,804)	$(13,500,006)
Foreign Exchange
Contracts	—	—	9,407,935	—	9,407,935
Total	$10,595,806	$(14,717,008)	$9,407,935	$(9,378,804)	$(4,092,071)

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$11,289	$(353,552)	$—	$(1,102,808)	$(1,445,071)
Foreign Exchange
Contracts	—	—	317,091	—	317,091
Total	$11,289	$(353,552)	$317,091	$(1,102,808)	$(1,127,980)

*	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

Note 3 — AGREEMENTS

The Funds’ investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement between TMF and the Adviser dated as of January 1, 2011 (the “TMF Advisory Agreement”) and

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 3 — AGREEMENTS (continued)

pursuant to an investment advisory agreement between WCF, with respect to EDF, and the Adviser dated as of July 30, 2013 (the “EDF Advisory Agreement” and together with the TMF Advisory Agreement, the “Advisory Agreements”).

Under the terms of the TMF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of TMF’s average daily net assets. The Adviser has agreed until April 30, 2017 to reduce its advisory fee so that the advisory fee will be: (i) 1.0% on an annualized basis of the average daily net assets of TMF on net assets below $1.5 billion; (ii) 0.9% on an annualized basis of the average daily net assets of TMF on net assets between $1.5 billion and $2.0 billion; (iii) 0.8% on an annualized basis of the average daily net assets of TMF on net assets between $2.0 billion and $5.0 billion and (iv) 0.75% on an annualized basis of the average daily net assets of TMF on net assets over $5.0 billion (the “TMF Fee Waiver Agreement”). Investment advisory fees waived by the Adviser on behalf of TMF for the six months ended June 30, 2016 were $2,479,346.

Under the terms of the EDF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of EDF’s average daily net assets. The Adviser has contractually agreed until April 30, 2017 to waive its investment advisory fee and to reimburse EDF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.74% for Institutional Class shares and 1.99% for Investor Class shares (the “EDF Expense Limitation Agreement”). Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund fees and expenses, and any extraordinary expenses. To the extent that the Adviser waives its investment advisory fee for EDF and/or reimburses EDF for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. For the six months ended June 30, 2016, the Adviser waived $10,017 of advisory fees to EDF.

Investment advisory fees waived and expenses reimbursed on behalf of EDF that are subject to potential recovery by the Adviser are shown in the following table by year of expiration.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 3 — AGREEMENTS (continued)

Year of Expiration	Potential Recovery
12/31/2017	$451,849
12/31/2018	$ 89,167
12/31/2019	$ 10,017

Each of the TMF Fee Waiver Agreement and the EDF Expense Limitation Agreement may be terminated at any time by such Fund’s Board of Trustees. Certain officers of the Funds are also officers of the Adviser. Each Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the relevant Fund’s Trustees who are not interested persons of the Adviser or such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees of each Fund has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
The Merger Fund	June 30, 2016		December 31, 2015
Investor Class	Shares	Amount	Shares	Amount
Issued	25,351,255	$387,717,832	74,453,909	$1,166,286,253
Issued as reinvestment
of dividends	—	—	2,726,064	41,708,780
Redeemed	(91,538,168)	(1,401,299,570)	(108,267,683)	(1,690,174,354)
Net Decrease	(66,186,913)	$(1,013,581,738)	(31,087,710)	$(482,179,321)

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
Institutional Class	Shares	Amount	Shares	Amount
Issued	16,886,274	$257,836,282	33,945,525	$529,461,870
Issued as reinvestment
of dividends	—	—	614,723	9,368,350
Redeemed	(15,126,885)	(230,872,214)	(38,259,329)	(597,180,808)
Net Increase (Decrease)	1,759,389	$26,964,068	(3,699,081)	$(58,350,588)

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
Event-Driven Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued	3,012,187	$28,863,289	10,713,173	$109,252,172
Issued as reinvestment
of dividends	—	—	305,573	2,933,500
Redeemed	(975,570)	(9,344,993)	(2,182,487)	(21,672,509)
Net Increase	2,036,617	$19,518,296	8,836,259	$90,513,163

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

TMF’s purchases and sales of securities for the six months ended June 30, 2016 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $2,536,251,511 and $3,190,748,877, respectively. EDF’s purchases and sales of securities for the six months ended June 30, 2016 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $111,937,465 and $81,076,928, respectively. There were no purchases or sales of U.S. Government securities for the Funds.

At December 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
Cost of investments*	$4,834,775,478	$92,480,529
Gross unrealized appreciation	190,408,884	3,300,211
Gross unrealized depreciation	(292,852,264)	(8,274,303)
Net unrealized depreciation	$(102,443,380)	$(4,974,092)
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	$—	$—
Other accumulated losses	(116,453,773)	(1,251,004)
Total accumulated losses	$(218,897,153)	$(6,225,096)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions, swap treatment, and equalization. These reclassifications have

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)

no effect on net assets or net asset value per share. For the year ended December 31, 2015, the following table shows the reclassifications made:

		Accumulated Net
		Realized Loss on
		Investment, Securities
		Sold Short, Written Option
		Contracts Expired or
	Accumulated	Closed, Forward Currency
	Undistributed	Exchange Contracts,
	Net Investment	Swap Contracts and
	Income	Foreign Currency Translation	Paid-in Capital
The Merger Fund	$69,997,968	$(50,381,480)	$(19,616,488)

WCM Alternatives:
Event Driven Fund	$(206,258)	$202,339	$3,919

The tax components of dividends paid during the six months ended June 30, 2016 and the year ended December 31, 2015 were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	2016	2015	2016	2015
Investor Class
Ordinary Income	$—	$43,804,709	N/A	N/A
Long-Term Capital Gains	—	—	N/A	N/A
Total Distributions Paid	$—	$43,804,709	N/A	N/A

	2016	2015	2016	2015
Institutional Class
Ordinary Income	$—	$20,040,418	$—	$2,933,500
Long-Term Capital Gains	—	—	—	—
Total Distributions Paid	$—	$20,040,418	$—	$2,933,500

TMF designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2015.

As of December 31, 2015, TMF and EDF did not have any post-October ordinary losses deferred, on a tax basis. As of December 31, 2015, TMF and EDF had post-October capital losses of $37,585,677 and $812,033, respectively.  As of December 31, 2015, TMF and EDF did not have any capital loss carryforwards.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of written option contracts during the six months ended June 30, 2016 were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Options outstanding at December 31, 2015	490,028	$102,853,660	10,939	$2,525,448
Options written	824,738	177,108,947	41,318	8,464,259
Options closed	(738,266)	(163,789,339)	(25,588)	(5,438,764)
Options exercised	(151,914)	(36,234,982)	(3,417)	(788,506)
Options expired	(243,213)	(32,890,355)	(4,813)	(776,565)
Options outstanding at June 30, 2016	181,373	$47,047,931	18,439	$3,985,872

Note 7 — DISTRIBUTION PLAN

TMF has adopted an Amended and Restated Plan of Distribution (the “TMF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to TMF’s Investor Class shares. EDF has adopted a Plan of Distribution (the “EDF Plan” and together with the TMF Plan, the “Plans”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to EDF’s Investor Class shares. Under each Plan, the respective Fund will compensate broker dealers or other qualified institutions with whom the Fund has entered into a contract to distribute the Fund’s Investor Class shares. Under each Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets attributable to the respective Fund’s Investor Class shares, which may be payable as a distribution fee or a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2016, TMF incurred $3,697,993 pursuant to the TMF Plan in respect of TMF’s Investor Class shares. As of June 30, 2016, EDF had no outstanding Investor Class shares. Each Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the relevant Fund’s Trustees, including a majority of the non-interested Trustees, or a majority of the relevant Fund’s outstanding Investor Class shares.

Note 8 — OFFSETTING ASSETS AND LIABILITIES

Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)

counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)

The Merger Fund

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts**	$13,813,665	$1,179,546	$12,634,119	$—	$—	$12,634,119
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	8,596,747	873,494	7,723,253	—	—	7,725,253
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	2,025,850	2,025,850	—	—	—	—
	$24,436,262	$4,078,890	$20,357,372	$—	$—	$20,357,372
Liabilities:
Description
Forward
Currency
Exchange
Contracts**	$1,179,546	$1,179,546	$—	$—	$—	$—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	873,494	873,494	—	—	—	—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	6,849,467	2,025,850	4,823,617	—	4,823,617	—
Written
Option
Contracts**	36,863,158	—	36,863,158	—	36,863,158	—
	$45,765,665	$4,078,890	$41,686,775	$—	$41,686,775	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Funds as of June 30, 2016.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)

WCM Alternatives: Event-Driven Fund

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts**	$502,338	$60,952	$441,386	$—	$—	$441,386
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	162,546	162,546	—	—	—	—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	332,080	332,080	—	—	—	—
	$996,964	$555,578	$441,386	$—	$—	$441,386
Liabilities:
Description
Forward
Currency
Exchange
Contracts**	$60,952	$60,952	$—	$—	$—	$—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	246,626	162,546	84,080	—	84,080	—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	606,783	332,080	274,703	—	274,703	—
Written
Option
Contracts**	3,645,389	—	3,645,389	—	3,645,389	—
	$4,559,750	$555,578	$4,004,172	$—	$4,004,172	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Funds as of June 30, 2016.

The Merger Fund and WCM Alternatives: Event-Driven Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2016 (Unaudited)

Note 9 — SUBSEQUENT EVENTS

Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2015, certain dividends paid by TMF may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2015 was 53.29% for TMF and 18.96% for EDF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2015 was 42.47% for TMF and 11.38% for EDF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2015 was 33.01% for TMF and 57.34% for EDF.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds generally votes proxies relating to portfolio securities may be obtained without charge by calling the Funds’ Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY 10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
(800) 343-8959

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as PricewaterhouseCoopers LLP (“PwC”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committees (the “Audit Committee”) of the Board of Trustees (the “Board”) of The Merger Fund (“TMF”), The Merger Fund VL (“VL”) and Westchester Capital Funds (“WCF”) (together, the “Funds”), some of PwC’s relationships with its lenders who also own shares of one or more Funds (the “Lenders”) implicate the Loan Rule, which therefore required a closer evaluation of PwC’s objectivity and impartiality. It is the Funds’ understanding that issues under the Loan Rule affect other accounting firms and many mutual fund complexes as well. The Funds are providing this disclosure to explain the facts and circumstances as well as PwC’s conclusions concerning PwC’s objectivity and impartiality with respect to the audits of the Funds.

PwC advised the Audit Committee that it believes that, in light of the facts of its borrowing and audit relationships, its ability to exercise objective and impartial judgment on all issues encompassed within PwC’s audit engagement has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the Lenders have no ability to influence the conduct of the audits or the objectivity of any member of the PwC audit engagement team; (2) PwC’s debts to the Lenders are in good standing and no Lender has the right to take action against PwC, as borrower, in connection with the financings; (3) PwC’s debt balances to the Lenders are immaterial to PwC and to each Lender; (4) the loans are either from a syndicate of unrelated lenders, which precludes initiation of any change to the terms of the loans without the agreement of a majority of the lenders, or the loans are in the form of a capital lease, which precludes initiation of any change to the terms of the loan; (5) there have been no changes to the loans in question since the origination of each respective note; (6) PwC has lending relationships with a diverse group of lenders, therefore PwC is not dependent upon any Lender or Lenders; and (7) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team.

On June 20, 2016, the SEC Staff issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) (the “No-Action Letter”) involving auditor independence issues similar to those described above. In the No-Action Letter, the SEC Staff indicated that it would not recommend enforcement action against the fund group if the fund group continues to fulfill its regulatory requirements under the federal securities laws by using the audit services performed by an auditor that is not in compliance with the Loan Rule assuming: (1) the auditor has complied with Public Company Accounting Oversight Board Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is limited to certain lending relationships, including, if applicable, the making of a reasonable inquiry regarding the nature of a Lender’s ownership of Fund shares as of the record date of the meeting of shareholders of a Fund that has been called to act on certain matters that could influence the objectivity and impartiality of PwC; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the No-Action Letter was issued to one fund complex, it is generally available to other fund complexes that find themselves in the same circumstances as those outlined in the No-Action Letter. The Funds may rely on the No-Action Letter to the extent the requirements of the No-Action Letter appear to be met with respect to PwC’s lending relationships described above. The SEC Staff has indicated that the no-action relief will expire 18 months from its issuance of the No-Action Letter.

If PwC were ultimately determined not to be independent or the Funds were unable to rely on the No-Action Letter or some other similar form of relief, the financial statements audited by PwC may have to be audited by another independent registered public accounting firm and the Funds could incur additional expense and other burdens on its operations.

The next audit of each Fund's financial statements will occur after the completion of each Fund's current fiscal year, which ends on December 31, 2016. The Funds' Audit Committee will continue to evaluate these matters, including as additional information becomes availabl

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date     September 6, 2016

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date     September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date     September 6, 2016

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date     September 6, 2016

* Print the name and title of each signing officer under his or her signature.